Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document - Document and Entity Information [Abstract]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Trading Symbol	NTR
Entity Registrant Name	NUTRIEN LTD.
Entity Central Index Key	0001725964
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	572,942,809
Entity Interactive Date Current	Yes